QUARTERLY FINANCIAL DATA (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions															3 Months Ended											12 Months Ended
	Feb. 14, 2017	Nov. 14, 2016	Aug. 12, 2016	May 13, 2016	Feb. 12, 2016	Dec. 31, 2015	Nov. 13, 2015	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly financial data (unaudited)
Transmission revenues															$ 112	[1]	$ 111	$ 103	$ 101	$ 111		$ 110	$ 96	$ 97	$ 114	$ 426	[1]	$ 417	[1]	$ 410	[1]
Equity earnings															36	[1]	22	22	20	33		34	17	15	31	97	[1]	97	[1]	88	[1]
Impairment of equity-method investment																						(199)						(199)	[1]
Net income (loss)															83	[1]	65	60	57	81		(124)	54	47	81	263	[1]	58	[1]	241	[1]
Net income attributable to controlling interests															77	[1]	61	58	55	74		(128)	52	46	67	248	[1]	37	[1]	195	[1]
Cash distribution paid	$ 90	$ 66	$ 65	$ 60	$ 71		$ 59	$ 59	$ 55	$ 55	$ 55	$ 54	$ 52	$ 51			$ 66	$ 65	$ 60	71		59	$ 59	$ 55	$ 55	250	[1]	228	[1]	212	[1]
Northern Border and Great Lakes | Nonrecurring fair value measurement
Quarterly financial data (unaudited)
Impairment of equity-method investment																										0
Great Lakes
Quarterly financial data (unaudited)
Equity earnings															17					15						28		31		19
Great Lakes | Nonrecurring fair value measurement
Quarterly financial data (unaudited)
Impairment of equity-method investment																						$ (199)						(199)
Northern Border
Quarterly financial data (unaudited)
Equity earnings															$ 19					$ 18						69		$ 66		$ 69
Northern Border | Nonrecurring fair value measurement
Quarterly financial data (unaudited)
Impairment of equity-method investment						$ 0																				$ 0
Common units
Quarterly financial data (unaudited)
Net income per common unit (in dollars per unit)															$ 1.05	[1],[2]	$ 0.70	$ 0.65	$ 0.76	$ 1.10	[2]	$ (2.27)	$ 0.70	$ 0.66	$ 0.88	$ 3.21	[1]	$ (0.03)	[1]	$ 2.67	[1]

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Net income per common unit prior to recast (Refer to Note 2).